BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Uber (Details) ₽ in Millions, $ in Millions			1 Months Ended	11 Months Ended		12 Months Ended
	Feb. 07, 2018 USD ($)	Feb. 07, 2018 RUB (₽)	Feb. 28, 2018 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2018 RUB (₽)	Feb. 07, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Business Acquisition [Line Items]
Cash paid for acquisitions						$ 13.8	₽ 956		₽ 918
ASSETS:
Goodwill				$ 758.0		758.0		$ 134.3		₽ 52,662		₽ 9,328	₽ 8,436
Taxi
ASSETS:
Goodwill										₽ 43,662		₽ 863	₽ 224
UBER | MLU B.V
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)			37.96%
Employees of Yandex.Taxi Group | MLU B.V
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)			1.04%
UBER
Business Acquisition [Line Items]
Option to repurchase shares (in years)			3 years
MLU B.V
Business Acquisition [Line Items]
Cash contribution to legal entities	$ 100.0										₽ 5,722
Cash paid for acquisitions	44.1	₽ 3,061
Fair value of non-cash consideration at the acquisition date	722.6	50,200
ASSETS:
Cash and cash equivalents											20,762
Other current assets											314
Property and equipment											70
Intangible assets	104.5										7,257
Investments in non-marketable equity securities											4,392
Goodwill											42,026
Total assets											74,821
LIABILITIES:
Other current liabilities											403
Deferred tax liabilities											1,508
Total liabilities											1,911
Net assets											72,910
Fair value of the noncontrolling interest											19,649
Total purchase consideration	766.7	₽ 53,261
Acquisition related costs						$ 6.9	₽ 482	4.6	319
Fair value using cash flow projections (in years)						5 years	5 years
Fair value using sustainable long-term growth rates (in years)						5 years	5 years
Revenue since acquisition				12.4	₽ 861
Net loss since acquisition				$ (19.9)	₽ (1,380)
Proforma revenue						$ 14.8	₽ 1,031	9.6	668
Proforma net loss						$ (21.5)	₽ (1,495)	$ (108.4)	₽ (7,531)
MLU B.V | MLU B.V
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)			61.00%
MLU B.V | Taxi
ASSETS:
Goodwill	604.9										42,026
MLU B.V | License
ASSETS:
Intangible assets	$ 30.5										2,115
LIABILITIES:
Amortization period of intangible assets acquired	6 years 10 months 24 days	6 years 10 months 24 days
MLU B.V | Client relationships
ASSETS:
Intangible assets	$ 74.0										5,142
LIABILITIES:
Amortization period of intangible assets acquired	15 years 10 months 24 days	15 years 10 months 24 days
MLU B.V | UBER
Business Acquisition [Line Items]
Cash contribution to legal entities	$ 225.0										₽ 12,874
Number of ordinary shares transferred to the company | shares			1,527,507
Percentage of share capital of acquired company transferred			2.03%